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                     SUPPLEMENT DATED NOVEMBER 1, 2006
         TO THE ADVISER CLASS, CLASS I AND CLASS S PROSPECTUSES
                       EACH DATED APRIL 28, 2006
                      OF THE FOLLOWING REGISTRANTS:

                     ING VARIABLE PORTFOLIOS, INC.
                       ING VP Growth Portfolio
                   ING VP Small Company Portfolio
                ING VP Index Plus LargeCap Portfolio
                 ING VP Index Plus MidCap Portfolio
                ING VP Index Plus SmallCap Portfolio
             ING VP Global Science and Technology Portfolio
                 ING VP International Equity Portfolio
                   ING VP Value Opportunity Portfolio

              ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
         ING VP Strategic Allocation Conservative Portfolio
           INg VP Strategic Allocation Growth Portfolio
           ING VP Strategic Allocation Moderate Portfolio

                         ING VARIABLE FUNDS
                 ING VP Growth and Income Portfolio

                  ING VP BALANCED PORTFOLIO, INC.
                     ING VP Balanced Portfolio

                 ING VP INTERMEDIATE BOND PORTFOLIO

                    ING VP MONEY MARKET PORTFOLIO



Effective immediately, all ING Funds sub-advised by ING Investment Management Co. will be permitted to invest end-of-day cash balances into affiliated ING money market funds, including ING Institutional Prime Money Market Fund.

ALL PORTFOLIOS EXCEPT THE ING VP STRATEGIC ALLOCATION PORTFOLIOS

The section entitled "Principal Investment Strategies" found in the prospectuses for each of the above-named portfolios is amended to add the following:

     The Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

The section entitled "Risks" found in the prospectuses for each of the above-named portfolios is amended to add the following:

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     Other Investment Companies - the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Portfolio invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

ING VP STRATEGIC ALLOCATION PORTFOLIOS

The section entitled "Principal Investment Strategies - Money Market Instruments; Other Investments" found in the prospectuses for the ING VP Strategic Allocation Portfolios is amended to delete the last sentence of the first paragraph and replace it with the following:

     Each Portfolio may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

ALL PORTFOLIOS

The section entitled "More Information About Risks - Principal Risks - Other Investment Companies" found in the prospectuses for each of the above-named portfolios is hereby deleted in its entirety and replaced with the following:

     OTHER INVESTMENT COMPANIES (ALL PORTFOLIOS). A Portfolio may invest in other investment companies to the extent permitted by the 1940 Act and the rules and regulations thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange-traded investment companies that are designed to provide investment results corresponding to an equity index and include, among others, Standard & Poor's Depositary Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in other investment companies (including ETFs) is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.

     To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Fund will result in the

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     Portfolio paying a proportionate share of the expenses of the ING Money
     Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.




                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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               SUPPLEMENT DATED NOVEMBER 1, 2006
          TO THE ADVISER CLASS, CLASS S AND CLASS I
          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                    DATED APRIL 28, 2006
                OF THE FOLLOWING REGISTRANTS


                ING VARIABLE PORTFOLIOS, INC.
            ING VP International Equity Portfolio
                   ING VP Growth Portfolio
                ING VP Small Company Portfolio
       ING VP Global Science and Technology Portfolio
            ING VP Index Plus LargeCap Portfolio
             ING VP Index Plus MidCap Portfolio
            ING VP Index Plus SmallCap Portfolio
             ING VP Value Opportunity Portfolio

         ING STRATEGIC ALLOCATION PORTFOLIOS, INC.
    ING VP Strategic Allocation Conservative Portfolio
       ING VP Strategic Allocation Growth Portfolio
      ING VP Strategic Allocation Moderate Portfolio

                    ING VARIABLE FUNDS
             ING VP Growth and Income Portfolio

              ING VP MONEY MARKET PORTFOLIO

            ING VP BALANCED PORTFOLIO, INC.
               ING VP Balanced Portfolio

          ING VP INTERMEDIATE BOND PORTFOLIO

Effective immediately, all ING Funds sub-advised by ING Investment Management Co. will be permitted to invest end-of-day cash balances into affiliated ING money market funds, including ING Institutional Prime Money Market Fund.

The section entitled "Supplemental Description of Portfolio Investments and Risks - Investments, Investment Strategies and Risks - Other Investment Companies" is amended to delete the first sentence of the second paragraph and replace it with the following

     Each Portfolio may invest in other investment companies to the extent permitted under the 1940 Act and the rules and regulations thereunder.

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The chart in the section entitled "Adviser - Advisory Fees" is amended to add the following footnote (1) to the above-named funds:

     (1) To seek to achieve a return on uninvested cash or for other reasons, a Portfolio may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). A Portfolio's purchase of shares of an ING Money Market Fund will result in the Portfolio paying a proportionate share of the expenses of the ING Money Market Fund. The Portfolio's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Portfolio invests resulting from the Portfolio's investment into the ING Money Market Fund.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE